CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Preferred Stock Subscription Receivable	Accumulated Deficit	Non-Controlling Interest	Total
Total equity at Sep. 30, 2010	$ 4	$ 140	$ 224,529,725	$ (50,000)	$ (221,164,945)	$ (185,073)	$ 3,129,851
Balance - shares at Sep. 30, 2010	35,407	1,400,116
Issuance of common stock for conversion of Series D Preferred stock	(2)	68	(66)
Issuance of common stock for conversion of Series D Preferred stock - shares	(22,735)	682,050
Issuance of common stock for dividends from SMI Series A Preferred stock			(97,349)				(97,349)
Issuance of common stock for dividends from SMI Series A Preferred stock -shares		4,908
Issuance of common stock for services			21,310				21,310
Issuance of common stock for services - shares		1,250
Issuance of common stock for acquisition of subsidiares		32	5,322,032			153,323	5,475,387
Issuance of common stock for acquisition of subsidiares - shares		323,526
Issuance of common stock for dividends from Series D Preferred stock		11	2,043,298				2,043,309
Issuance of common stock for dividends from Series D Preferred stock - shares		106,535
Issuance of common stock for cancellation of shares - shares		(269)
Vesting and re-pricing of stock options			1,231,836				1,231,836
Beneficial conversion feature recorded as interest expense			42,351				42,351
Series D Preferred dividends			(2,029,996)				(2,029,996)
Issuance of Series D Preferred stock in connection with forbearance agreements			140,000				140,000
Issuance of Series D Preferred stock in connection with forbearance agreements - shares	280
Issuance of Series D Preferred stock for Board of Director fees			12,500				12,500
Issuance of Series D Preferred stock for Board of Director fees - shares	25
Issuance of Series D Preferred stock for prepaid commissions			493,500				493,500
Issuance of Series D Preferred stock for prepaid commissions - shares	987
Issuance of Series D Preferred stock in connection with debt and accrued interest			2,334,632				2,334,632
Issuance of Series D Preferred stock in connection with debt and accrued interest - shares	4,669
Issuance of Series D Preferred stock for cash	3		10,344,600				10,344,603
Issuance of Series D Preferred stock for cash - shares	26,037
Cancellation of Series D Preferred stock			(50,000)	50,000
Cancellation of Series D Preferred stock - shares	(100)
Issuance of Series D Preferred stock in connection with services			137,500				137,500
Issuance of Series D Preferred stock in connection with services - shares	275
Net loss					(9,890,574)	31,750	(9,858,824)
Total equity at Sep. 30, 2011	5	251	244,670,571		(231,055,519)		13,615,308
Balance - shares at Sep. 30, 2011	44,845	2,518,117
Issuance of common stock for conversion of Series D Preferred stock - shares	(90)	2,700
Issuance of common stock for services			40,000				40,000
Issuance of common stock for services - shares		4,315
Issuance of common stock for dividends from Series D Preferred stock		21	2,391,547				2,391,568
Issuance of common stock for dividends from Series D Preferred stock - shares		210,689
Vesting and re-pricing of stock options			1,405,500				1,405,500
Beneficial conversion feature recorded as interest expense			1,475,000				1,475,000
Issuance of common stock for royalty payment		7	819,965				819,972
Issuance of common stock for royalty payment - shares		71,969
Issuance of common stock for debt		1	118,279				118,280
Issuance of common stock for debt - shares		8,449
Issuance of common stock for employee compensation		12	732,622				732,634
Issuance of common stock for employee compensation - shares		121,700
Issuance of common stock for board of director fees			48,060				48,060
Issuance of common stock for board of director fees - shares		3,000
Issuance of common stock for cash		17	1,032,983				1,033,000
Issuance of common stock for cash - shares		155,707
Acceleration of vesting and cancellation of stock warrants			1,398,060				1,398,060
Issuance of common stock warrant to settle a lawsuit			253,046				253,046
Issuance of common stock warrants for Board of Director fees			105,042				105,042
Issuance of common stock warrants for consulting fees			33,357				33,357
Repricing of common stock warrants in connection with debt and accrued interest			39,965				39,965
Commission paid in connection with capital raise			(1,147,250)				(1,147,250)
Series D Preferred dividends			(2,480,298)				(2,480,298)
Issuance of Series D Preferred stock for cash			2,004,000				2,004,000
Issuance of Series D Preferred stock for cash - shares	4,008
Net loss					(17,458,107)		(17,458,107)
Total equity at Sep. 30, 2012	$ 5	$ 310	$ 252,940,448		$ (248,513,626)		$ 4,427,137
Balance - shares at Sep. 30, 2012	48,763	3,096,642